Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life. For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	2	12
Vehicle fleet	3	12
Furniture and office equipment	3	10
Gains or losses arising on the disposal or retirement of an asset are determined as the difference between the carrying amount of the asset and any proceeds from its sale. Leasehold improvements are amortised using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the improvement.
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, an impairment test is performed to estimate the potential loss of value that may reduce the recoverable amount of the asset to below its carrying amount. Any impairment loss is recognised within the consolidated income statement by the amount which the carrying amount exceeds the recoverable amount. Useful lives and residual amounts are reviewed annually and adjustments are made prospectively as required.
For property, plant and equipment, the Group assesses annually whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such an indication exists, a previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised and only up to the recoverable amount or the original carrying amount net of depreciation that would have been incurred had no impairment losses been recognised.
The transition to a low-carbon economy may impact the carrying value and remaining useful lives of the Group’s property, plant and equipment. The Group continues to invest in more efficient, cleaner and more technologically advanced assets, however, the significant majority of the Group’s assets currently in operation are likely to be substantially depreciated ahead of our Net Zero 2040 target, as set out in our Strategic Report. In addition, the Group continuously monitors the latest developments in government legislation in relation to climate-related risks. Currently, no legislation has been passed that will materially impact the carrying value and remaining useful lives of the Group.

The Group leases land, office and warehouse property, computer hardware, machinery and equipment, and vehicles under non-cancellable lease agreements, most of which expire at various dates through to 2030. The Group includes right of use assets within property, plant and equipment. Right of use assets are initially measured at cost, comprising the initial measurement of the lease liability, plus any direct costs and an estimate of asset retirement obligations, less lease incentives. Subsequently, right of use assets are measured at cost, less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight-line basis over the term of the lease.
The Group does not separate lease from non-lease components for each of its lease categories, except for property leases. All low value leases with total minimum lease payments under €5,000 and leases with a term less than 12 months are expensed on a straight-line basis.
Extension and termination options are included in a number of property and equipment leases across the Group and are used to maximise operational flexibility in terms of managing contracts. Extension options (or periods after termination options) are only included in the lease term if the Group has an enforceable right to extend or terminate the lease and is reasonably certain to do so.
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2022	648	2,501	3,723	1,110	297	179	305	8,763
Additions	20	71	271	73	101	9	344	889
Disposals	(1)	(44)	(214)	(47)	(51)	(3)	—	(360)
Transfers and reclassifications	2	84	124	34	3	12	(259)	—
Currency translation adjustments	(12)	(26)	(18)	(9)	(1)	(2)	(1)	(69)
As at 31 December 2023	657	2,586	3,886	1,161	349	195	389	9,223
Acquisition of CCBPI	464	117	446	7	5	2	43	1,084
Additions	62	65	228	96	102	12	349	914
Disposals	(1)	(23)	(187)	(145)	(76)	(43)	—	(475)
Transfers to assets held for sale	(16)	(12)	—	—	—	—	—	(28)
Transfers to investment property	(33)	—	—	—	—	—	—	(33)
Transfers and reclassifications	1	70	181	69	2	19	(337)	5
Currency translation adjustments	(5)	1	21	(11)	1	(1)	(2)	4
As at 31 December 2024	1,129	2,804	4,575	1,177	383	184	442	10,694
Accumulated depreciation and impairment:
As at 31 December 2022	—	(843)	(1,738)	(725)	(153)	(103)	—	(3,562)
Depreciation expense	—	(137)	(318)	(112)	(61)	(25)	—	(653)
Disposals	—	28	204	43	47	3	—	325
Transfers and reclassifications	—	—	3	(1)	—	—	—	2
Currency translation adjustments	—	—	5	4	—	—	—	9
As at 31 December 2023	—	(952)	(1,844)	(791)	(167)	(125)	—	(3,879)
Depreciation expense	—	(149)	(396)	(111)	(69)	(26)	—	(751)
Disposals	—	22	180	140	71	42	—	455
Impairment(A)	—	(27)	(31)	(4)	—	(2)	(12)	(76)
Transfers to assets held for sale	—	6	—	—	—	—	—	6
Transfers and reclassifications	—	(1)	17	(14)	—	(2)	—	—
Currency translation adjustments	—	(4)	(17)	5	—	1	—	(15)
As at 31 December 2024	—	(1,105)	(2,091)	(775)	(165)	(112)	(12)	(4,260)
Net book value:
As at 31 December 2022	648	1,658	1,985	385	144	76	305	5,201
As at 31 December 2023	657	1,634	2,042	370	182	70	389	5,344
As at 31 December 2024	1,129	1,699	2,484	402	218	72	430	6,434
(A) Amounts relate to the impairment of the Group’s Indonesia cash generating unit and the impairment of the Feral brand, which was sold during the year ended 31 December 2024. Refer to Note 7 for further details.
Right of use assets
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	Year ended 31 December
	2024	2023
	€ million	€ million
Buildings and improvements	405	427
Vehicle fleet	206	171
Machinery, equipment and containers	80	81
Furniture and office equipment	—	2
Total	691	681

Total additions to right of use assets during 2024 were €186 million
(2023: €192 million), of which €8 million was acquired as part of the Acquisition.
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Buildings and improvements	66	67
Vehicle fleet	64	58
Machinery, equipment and containers	33	32
Furniture and office equipment	1	2
Total	164	159
During the years ended 31 December 2024 and 31 December 2023, the total expense relating to low value and short-term leases was €29 million and €24 million, respectively, which is primarily included in administrative expenses.
The Group does not have any residual value guarantees in relation to its leases.
As at 31 December 2024, the total value of lease extension and termination options included within right of use assets was €26 million (2023: €17 million).

The Group incurred variable lease expenses of €129 million in 2024 (2023: €157 million), primarily included in selling and distribution expenses. This amount mainly consists of the variable component of lease payments for product transportation services in Australia and New Zealand, whereby these components are dependent on various factors such as the number of cases of product delivered, number of trips and pallets.